Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net

Note 7. Property, Plant and Equipment, Net

Property, plant and equipment consist of the following:

	Year Ended
	December 31,
	2018	2017
Land	$2,120,000	$2,120,000
Buildings	11,567,677	11,363,109
Leasehold improvements	2,109,106	2,095,784
Machinery	13,851,886	11,495,856
Furniture, fixtures and equipment	1,447,819	266,314
Computer hardware and software	6,984,055	5,838,823
	38,080,543	33,179,886
Accumulated depreciation	(10,235,900)	(5,852,660)
	27,844,643	27,327,226
Construction in progress	3,418,789	4,082,907
	$31,263,432	$31,410,133

Depreciation expense was $4,476,813 and $3,069,223 for the years ended December 31, 2018 and 2017, respectively. There is approximately $1,502,000 of remaining construction in progress expenditures to substantially complete the projects.